Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Research and Development Expenses
Research and Development Expenses

18. Research and Development Expenses

Research and development expenses consist of the following:

	Year Ended December 31,
	2017	2018	2019
Design and development expenses	1,455,297	1,827,980	2,041,024
Employee compensation	1,004,835	1,850,886	2,004,931
Depreciation and amortization expenses	38,940	103,427	187,137
Travel and entertainment expenses	60,622	104,949	63,998
Rental and related expenses	12,367	33,105	57,401
Others	30,828	77,595	74,089
Total	2,602,889	3,997,942	4,428,580